Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Summary of Closing of Merger	As a result, New Spire raised net proceeds of $236,632 as follows:

Navsight Trust	$230,027
Trust Redemptions	(210,204)
PIPE Funds	245,000

Total Gross Proceeds	264,823
Total Fees Paid at Close	(28,191)

Total Net Proceeds to New Spire	$236,632